Offerings - Offering: 1	May 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	296,000
Proposed Maximum Offering Price per Unit	36.99
Maximum Aggregate Offering Price	$ 10,949,040.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,676.30
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of the common stock of Proto Labs, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table under the Amended and Restated Proto Labs, Inc. 2022 Long-Term Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's common stock. (2) Represents an additional 296,000 shares of the Registrant's common stock, par value $0.001 per share, that are authorized for issuance under the Plan. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act using the average of the high and low sale prices of the common stock on May 23, 2025, as reported on The New York Stock Exchange, which is within five business days prior to filing this Registration Statement on Form S-8.